Investment Objectives and Goals	Dec. 15, 2025
GraniteShares YIELDBOOST ADBE ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Adobe Inc.’ common share (NASDAQ: ADBE) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST GOOGL ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Alphabet Inc. Class A (NASDAQ: GOOGL) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST APP ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on AppLovin Corporation’s common share (NASDAQ: APP) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST CRCL ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Circle Internet Group, Inc.’s common share (NYSE: CRCL) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST CRWV ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on CoreWeave, Inc.’s common share (NASDAQ: CRWV) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST CRWD ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on CrowdStrike Holdings’ common share (NASDAQ: CRWD) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST LLY ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Eli Lilly and Company’s commons share (NYSE: LLY) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST INTC ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Intel Corporation’s common share (NASDAQ: INTC) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST NBIS ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Nebius Group NV.’s common share (NASDAQ: NBIS) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST NVO ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Novo Nordisk A/S’s ADR (NYSE: NVO) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST OKLO ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Oklo Inc.’s common share (NYSE: OKLO) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST ORCL ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Oracle Corporation’s common share (NYSE: ORCL) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST PANW ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Palo Alto Networks, Inc.’s common share (NASDAQ: PANW) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST QUBT ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Quantum Computing Inc.’s common share (NASDAQ: QUBT) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST RDDT ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Reddit, Inc.’s common share (NYSE: RDDT) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST RBLX ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Roblox Corp’s common share (NYSE: RBLX) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST SMR ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on NuScale Power Corporation’s common share (NYSE: SMR) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST SOUN ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on SoundHound AI, Inc.’s common share (NASDAQ: SOUN) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST TEM ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Tempus AI, Inc.’s common share (NASDAQ: TEM) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST DJT ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Trump Media & Technology Group Corp.’s common share (NASDAQ: DJT) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST UNH ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on UnitedHealth Group Incorporated’s common share (NYSE: UNH) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST UPST ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Upstart Holdings, Inc.’s common share (NASDAQ: UPST) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST XYZ ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Block, Inc.’s common share (NYSE: XYZ) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST Ether ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on ether (the “Underlying Asset”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Asset (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.